OTHER RECEIVABLES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
OTHER RECEIVABLES AND OTHER PAYABLES
OTHER RECEIVABLES AND OTHER PAYABLES

18.  OTHER RECEIVABLES AND OTHER PAYABLES

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Expected future cash flows used to determine the fair value of the other receivables and other payables (namely the Anglo American Platinum financial asset and Deferred Payment, and rates and taxes receivable) are inherently uncertain and could materially change over time. The expected future cash flows are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

ACCOUNTING POLICY

Other receivables and other payables are initially recognised at fair value. Subsequent to initial recognition other receivables and other payables are measured at amortised cost.

Reimbursements, such as rehabilitation reimbursements from other parties, are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised. If the only uncertainty regarding the certainty of the amount relates to recovery, the reimbursement amount qualifies to be recognised as an asset.

18.1   OTHER RECEIVABLES

Figures in million - SA rand	2017	2016	2015
Anglo American Platinum financial asset	-	469.7	-
Right of recovery receivable	160.5	112.4	-
Rates and taxes receivable	105.6	82.4	-
Other	53.1	1.4	1.3
Total other receivables	319.2	665.9	1.3

Reconciliation of the non-current and current portion of the other receivables:
Other receivables	319.2	665.9	1.3
Current portion of other receivables	(35.2)	(310.6)	-
Non-current portion of other receivables	284.0	355.3	1.3

The Anglo American Platinum financial asset movement for the year is as follows:

Figures in million - SA rand	Note	2017	2016	2015
Balance at the beginning of the year		469.7	-	-
Interest income		42.2	6.8	-
Fair value loss		(467.5)	-	-
Payments received		(44.4)	-	-
Financial asset on acquistion of subsidiary	13.2	-	462.9	-
Balance at end of the year		-	469.7	-

18.2   OTHER PAYABLES

Figures in million - SA rand	Note	2017	2016	2015
Deferred Payment		2,194.7	1,577.4	-
Right of recovery payable		69.3	36.3	-
Dissenting shareholder liability	13.1	1,349.7	-	-
Other		188.6	-	-
Total other payables		3,802.3	1,613.7	-

Reconciliation of the non-current and current portion of the other payables:
Other payables		3,802.3	1,613.7	-
Current portion of other payables		(41.9)	-	-
Non-current portion of other payables		3,760.4	1,613.7	-

The Deferred Payment movement for the year is as follows:

Figures in million - SA rand	Notes	2017	2016	2015
Balance at the beginning of the year		1,577.4	-	-
Interest charge	5	148.2	24.1	-
Loss on revised estimated cash flows		469.1	-	-
Deferred Payment on acquisition of subsidiaries	13.2	-	1,553.3	-
Balance at end of the year		2,194.7	1,577.4	-

ANGLO AMERICAN PLATINUM FINANCIAL ASSET AND DEFERRED PAYMENT

In terms of the Rustenburg operations Transaction (refer to note 13.2) the purchase consideration includes a Deferred Payment, subject to a minimum payment of R3.0 billion. In addition to the Deferred Payment, which allows for a favourable extended payment period; should the Rustenburg operations generate negative distributable free cash flows in either 2016, 2017 or 2018, RPM will be required to pay up to R267 million per annum to ensure that the free cash flow for the relevant year is equal to zero.

RIGHT OF RECOVERY RECEIVABLE AND PAYABLE

Based on the first and second Notarial Pooling and Sharing agreements (PSAs) with Anglo American Platinum, Kroondal Operations Proprietary Limited (Kroondal Operations) (previously Aquarius Platinum (South Africa) Proprietary Limited (AQPSA)) holds a contractual right to recover 50% of the rehabilitation obligation relating to environmental rehabilitation resulting from PSA operations from RPM, where this rehabilitation relates to property owned by Kroondal Operations. Likewise RPM holds a contractual right to recover 50% of the rehabilitation obligation relating to environmental rehabilitation resulting from PSA operations from Kroondal Operations, where the rehabilitation relates to property owned by RPM. With respect to the opencast section of the Marikana mine that is on Kroondal Operations property, RPM have limited their contractual liability to approximately R150 million, being a negotiated liability in terms of an amendment to the second PSA.